Fair Value of Financial Instruments (Tables)	12 Months Ended
Jul. 31, 2019
Disclosure Of Fair Value Of Financial Instruments Explanatory [Abstract]
Schedule of carrying values of financial instruments
			Financial assets	Financial liabilities
		Amortized	designated as	designated
	Note	costs	FVTPL	as FVTPL	Total
Assets		$	$	$	$
Cash and cash equivalents	4	–	113,568	–	113,568
Restricted cash	5	–	22,350	–	22,350
Short-term investments	4	–	25,937	–	25,937
Trade receivables		19,693	–	–	19,693
Commodity taxes recoverable and other receivables	6	15,247	–	–	15,247
Convertible debenture receivable	15	–	13,354	–	13,354
Long term investments	20	–	14,277	–	14,277
Liabilities		$	$	$	$
Accounts payable and accrued liabilities		45,581	–	–	45,581
Warrant liability	12	–	–	493	493
Deferred rent liability		946	–	–	946
Term loan	16	33,374	–	–	33,374

			Financial assets	Financial liabilities
		Amortized	designated as	designated
	Note	costs	FVTPL	as FVTPL	Total
Assets		$	$	$	$
Cash and cash equivalents	4, 26	–	99,042	–	99,042
Short-term investments	4, 26	–	145,747	–	145,747
Trade receivables		644	–	–	644
Commodity taxes recoverable and	6	4,237	–	–	4,237
other receivables
Convertible debenture receivable	15	–	10,000	–	10,000
Liabilities		$	$	$	$
Accounts payable and accrued liabilities		8,995	–	–	8,995
Warrant liability	12	–	–	3,130	3,130